Subsequent Events	6 Months Ended
Jun. 30, 2025
Events After Reporting Period [Abstract]
Subsequent Events	Subsequent EventsOn July 8, 2025, we announced an agreement to acquire MIPS Holding, Inc., a leading supplier of AI and processor IP. This strategic acquisition will expand GF’s portfolio of customizable IP offerings, allowing it to further differentiate its process technologies with IP and software capabilities. The transaction is subject to the satisfaction of customary closing conditions, including the receipt of required regulatory approvals and is expected to close in the second half of 2025.